Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Interest income
Loans, including fees	$ 19,530	$ 17,742
Mortgage-backed securities	406	301
Interest-bearing deposits and other	856	1,194
Total interest income	20,792	19,237
Interest expense
Deposits	7,691	8,146
Borrowings	1,990	2,750
Total interest expense	9,681	10,896
Net interest income	11,111	8,341
Provision for credit losses	237	39
Net interest income after provision for loan losses	10,874	8,302
Non-interest income
Earnings on bank-owned life insurance	88	86
Net gains on sales of loans	309	201
Other	232	213
Total non-interest income	629	500
Non-interest expense
Employee compensation and benefits	5,067	4,846
Data processing	1,018	674
Occupancy and equipment	564	550
FDIC insurance premiums	232	253
Voice and data communications	122	136
Advertising	159	186
Outside service fees	488	511
Audit and accounting	382	354
Franchise and other taxes	59	132
Foreclosure and REO expense, net	62	88
Regulatory assessments	134	97
Legal fees	167	304
Other non-interest expense	545	433
Total non-interest expense	8,999	8,564
Income (loss) before income taxes	2,504	238
Income tax expense (benefit)
Current	593	207
Deferred	2	(150)
Total income tax expense (benefit)	595	57
NET INCOME	$ 1,909	$ 181
EARNINGS PER SHARE
Basic (in Dollars per share)	$ 0.24	$ 0.02
Diluted (in Dollars per share)	$ 0.24	$ 0.02